Other Balance Sheet Accounts	12 Months Ended
Jan. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other Balance Sheet Accounts
Other Balance Sheet Accounts
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Prepaid income taxes	$22,044	$21,514
Customer contract asset	1,423	16,620
Other taxes receivable	27,341	27,540
Prepaid expenses and other current assets	199,786	179,352
	$250,594	$245,026

Customer contract asset reflects future billings of amounts that are contractually committed by ExactTarget’s existing customers as of the acquisition date that will be billed in the next 12 months. As the Company bills these customers this balance will reduce and accounts receivable will increase.
Included in prepaid expenses and other current assets are value-added tax and sales tax receivables associated with the sale of the Company's services to third parties. Value-added tax and sales tax receivables totaled $27.3 million and $27.5 million at January 31, 2016 and 2015, respectively.
Capitalized Software, net
Capitalized software consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Capitalized internal-use software development costs, net of accumulated amortization of $186,251 and $136,314, respectively	$123,065	$96,617
Acquired developed technology, net of accumulated amortization of $481,118 and $392,736, respectively	261,193	336,781
	$384,258	$433,398

Capitalized internal-use software amortization expense totaled $49.9 million, $35.7 million, $29.2 million for fiscal 2016, 2015 and 2014, respectively. Acquired developed technology amortization expense totaled $88.4 million, $98.4 million and $114.7 million for fiscal 2016, 2015 and 2014, respectively.
The Company capitalized $6.1 million, $5.3 million and $3.5 million of stock-based expenses related to capitalized internal-use software development and deferred professional services during fiscal 2016, 2015 and 2014, respectively.
Other Assets, net
Other assets consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Deferred income taxes, noncurrent, net	$15,986	$16,948
Long-term deposits	19,469	19,715
Purchased intangible assets, net of accumulated amortization of $212,248 and $130,968, respectively	258,580	329,971
Acquired intellectual property, net of accumulated amortization of $22,439 and $15,695, respectively	10,565	15,879
Customer contract asset	93	1,447
Other (1)	66,217	65,185
	$370,910	$449,145

(1)In April 2015, the FASB issued ASU 2015-03 which simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding debt liability rather than an asset. The Company retrospectively adopted this standard in fiscal 2017, which resulted in a reduction of $7.9 million and $11.1 million to Other as of January 31, 2016 and 2015, respectively.
Purchased intangible assets amortization expense for fiscal 2016, 2015 and 2014 was $81.3 million, $64.6 million, $37.6 million respectively. Acquired intellectual property amortization expense for fiscal 2016, 2015 and 2014 was $6.7 million, $5.0 million and $4.2 million, respectively.

Accounts Payable, Accrued Expenses and Other Liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Accounts payable	$71,481	$95,537
Accrued compensation	554,502	457,102
Accrued other liabilities	447,729	321,032
Accrued income and other taxes payable	205,781	184,844
Accrued professional costs	33,814	16,889
Customer liability, current (2)	6,558	13,084
Accrued rent	14,071	14,847
Financing obligation, building in progress-leased facility, current	15,402	0
	$1,349,338	$1,103,335

(2) Customer liability reflects the legal obligation to provide future services that are contractually committed to ExactTarget’s existing customers but unbilled as of the acquisition date in July 2013. As these services are invoiced, this balance will decrease and deferred revenue will increase.
Other Noncurrent Liabilities
Other noncurrent liabilities consisted of the following (in thousands):

	As of
	January 31, 2016	January 31, 2015
Deferred income taxes and income taxes payable	$85,996	$66,541
Customer liability, noncurrent	66	1,026
Financing obligation, building in progress-leased facility	196,711	125,289
Long-term lease liabilities and other	550,292	701,612
	$833,065	$894,468